Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
23.	RELATED PARTY TRANSACTIONS

a)	Related parties *

Name of related parties	Relationship with the Company
Shanghai Shibei Hi-Tech Co., Ltd. (“SH Shibei”)	Noncontrolling shareholder of a subsidiary
A PRC citizen	Seller of iJoy
Mr. Li (3)	Seller of Aipu Group
Dyxnet Internet Center Limited (“DIC”)	A related party of seller of Dermot Entities
Beijing Cheetah Mobile Technology Co., Ltd. (“BJ Cheetah”) (1)	A company controlled by principal shareholder of the Company
Beijing Kingsoft Cloud Network Technology Co., Ltd. (“BJ Kingsoft”) (1)	A company controlled by principal shareholder of the Company
Xiaomi Communication Technology Co., Ltd., and its subsidiary, Beijing Xiaomi Mobile Software Co., Ltd. (collectively, “Xiaomi Group”) (2)	A group controlled by principal shareholder of the Company
WNT Technology Limited (“WNT Technology”)	A related party of seller of Dermot Entities
Chengdu Guotao Communication Co., Ltd. (“CD Guotao”) (3)	A related party of the controlling shareholder of Aipu Group
Dyxnet Data Centre Services Limited (“DCSS”)	A related party of seller of Dermot entities
Beijing Chengyishidai Network Engineering Technology Co., Ltd. (“CYSD”) (4)	Equity investee of the Company
WiFire (Beijing) Technology Co., Ltd. (“WiFire BJ”) (4)	Equity investee of the Company
Beijing Fastweb Network Technology Co., Ltd. (“BJ Fastweb”) (4)	Equity investee of the Company
Shanghai Fawei Technology Co., Ltd. (“SH Fawei”) (4)	Equity investee of the Company
Wuhan Fastweb Cloud Computing Co., Ltd. (“WH Fastweb”) (4)	Equity investee of the Company
Beijing Bozhi Ruihai Network Technology Co., Ltd. (“BZRH”) (4)	Equity investee of the Company
Unisvnet Technology Co., Ltd. (“Unisvnet”)	A company controlled by controlling shareholder of the Company
Beijing Taiji Data Tech Co., Ltd. (“Taiji”)	Equity investee of the Company
WiFire (Shanghai) Network Technology Co., Ltd. (“SH Guotong”)	Equity investee of the Company
Jingliang Interconnected Cloud Technology Co., Ltd. (“Jingliang Inter Cloud”)	Equity investee of the Company
Beijing Tuspark Harmonious Investment Development Co., Ltd. (“Tuspark Harmonious”)	A company controlled by controlling shareholder of the Company
Ziguang Financial Leasing Co., Ltd. (“Ziguang Financial Leasing”)	A company controlled by controlling shareholder of the Company
Shihua DC Investment Holdings 2 Limited (“Shihua DC Holdings”)	A joint venture under equity method investment of the Company

*	These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2016, 2017 and 2018.
(1)	These companies and Kingsoft are ultimately controlled by the same party. Kingsoft made a significant investment in the Company in 2015.
(2)	These companies and Xiaomi are ultimately controlled by the same party. Xiaomi made a significant investment in the Company in 2015.
(3)	These entities ceased to be related parties immediately after the disposal of Aipu Group in 2017.
(4)	These entities were disposed by the Company in September 2017, included in WiFire Entities, and determined by the Company as related parties as of December 31, 2017 and 2018.

b)	Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Services provided to:
- Xiaomi Group	125,147	220,110	374,085	54,408
- WiFire BJ	—	9,726	16,490	2,398
- Taiji	—	—	13,681	1,990
- BJ Kingsoft	19,471	8,046	6,281	914
- BJ Cheetah	9,478	5,128	2,079	302
- Unisvnet	—	—	1,011	147
- Others	2,413	3,314	4,493	653

Services provided by:
- CYSD	—	2,979	18,667	2,715
- BJ Kingsoft	1,045	7,775	13,204	1,920
- Taiji	—	—	7,095	1,032
- DCSS	10,883	6,424	5,238	762
- BZRH	—	—	4,239	617
- WiFire BJ	—	1,616	4,066	591
- Jingliang Inter Cloud	—	—	3,477	506
- Others	9,178	2,632	6,396	963

Sales of equipment and property to:
- BJ Fastweb	—	1,021	—	—

Purchases of equipment and property from:
- WNT Technology	—	2,629	—	—
- DIC	3,079	1,234	—	—

Loan to:
- BJ Fastweb	—	20,000	—	—

Loan from:
- CD Guotao	3,483	—	—	—

Interest income from loan to:
- BJ Fastweb	—	210	700	102

Lease deposit paid to:
- Tuspark Harmonious	—	—	11,472	1,669
- Ziguang Financial Leasing	—	—	2,042	297

Lease payment paid to:
- Ziguang Financial Leasing	—	—	4,897	712

c)	The Company had the following related party balances as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Amounts due from related parties:
Current:
- Xiaomi Group	39,016	41,159	5,986
- WiFire BJ	15,321	36,578	5,320
- SH Fawei	10,332	13,742	1,999
- Taiji	—	13,542	1,970
- SH Shibei	9,800	9,800	1,425
- WH Fastweb	4,600	5,131	746
- Unisvnet	—	1,072	156
- BJ Kingsoft	5,663	982	143
- Seller of iJoy	26,137	—	—
- Others	3,387	3,440	500

	114,256	125,446	18,245

Non-current:
- BJ Fastweb	20,210	20,910	3,041
- Tuspark Harmonious	—	11,472	1,669
- Ziguang Financial Leasing	—	2,042	297

	20,210	34,424	5,007

Amounts due to related parties:
Current:
- Tuspark Harmonious	—	13,850	2,014
- Ziguang Financial Leasing	—	8,938	1,300
- SH Guotong	—	8,135	1,183
- CYSD	3,618	7,158	1,041
- Taiji	—	6,724	978
- BZRH	9,358	5,088	740
- BJ Kingsoft	2,070	609	89
- Seller of iJoy	39,068	—	—
- Others	1,561	1,826	266

	55,675	52,328	7,611

Non-current:
- Tuspark Harmonious	—	443,622	64,522
- Shihua DC Holdings	—	48,329	7,029
- Ziguang Financial Leasing	—	12,527	1,822

	—	504,478	73,373